Annual Operating Expenses {- Fidelity Freedom® 2010 Fund} - 03.31 Fidelity Freedom Funds Retail Combo PRO-17 - Fidelity Freedom® 2010 Fund - Fidelity Freedom 2010 Fund - Retail Class	Jul. 15, 2022
Operating Expenses:
Management fee	0.49%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.49%	[1]

[1]	(a)Adjusted to reflect current fees.